MITCHELL HUTCHINS SERIES TRUST

      TACTICAL ALLOCATION PORTFOLIO









The fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.





PROSPECTUS
May 1, 1999

-------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.


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 Mitchell Hutchins       Tactical Allocation Portfolio
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CONTENTS

             TACTICAL ALLOCATION PORTFOLIO

          ---------------------------------------------------------

What every investor         3   Tactical Allocation  Portfolio
should know about           4   More About Risks and Investment Strategies
the fund

            INVESTING IN THE FUND

          ---------------------------------------------------------

Information for             5   Purchases, Redemptions and Exchanges
managing your fund          5   Pricing and Valuation
account

            ADDITIONAL INFORMATION

          ---------------------------------------------------------

Additional important        6   Management
information about           7   Dividends and Taxes
the fund                    8   Financial Highlights

          ---------------------------------------------------------

Where to learn more             Back Cover
about this fund



                                --------------------------------------
                                The fund is not a complete or balanced
                                investment program.
                                --------------------------------------


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TACTICAL ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

The fund allocates its assets between

o a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and

o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

When the Tactical Allocation Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated assets accounts used to fund variable annuity or variable life contracts.

As of December 31, 1998, the fund's portfolio assets were allocated 100% to stocks and 0% to bonds.


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PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund.

The fund is subject to sector allocation risk, in that the Tactical Allocation Model may not correctly predict the appropriate times to shift the fund's assets from one type of investment to another. Equities, such as common stocks, generally fluctuate in price more than other investments. The fund could lose all of its investment in a company's stock. To the extent the fund invests in bonds, it is subject to interest rate risk, which means that the value of these investments generally will fall when interest rates rise.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies" under the following headings:

o     Sector Allocation Risk

o     Equity Risk

o     Interest Rate Risk

For an explanation of each of these risks, see "More About Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Tactical Allocation Portfolio commenced operations on September 28, 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.


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MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock.

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds.

SECTOR ALLOCATION RISK. The Mitchell Hutchins Tactical Allocation Model may not be successful in choosing the best allocation between the fund's stock portion and its fixed income portion. The fund is more dependent on the ability of the model to successfully assess the relative values in each sector than are funds that do not do so. The Mitchell Hutchins Tactical Allocation Model also may not correctly predict the times to shift the fund's assets from one type of investment to another.


ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the fund invests and trading systems used by the fund could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. When the Tactical Allocation Model recommends a fixed income allocation in cash, the fund can invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, this defensive position may not be consistent with achieving the fund's investment objective.

PORTFOLIO TURNOVER. The fund may engage in frequent trading (high portfolio turnover) in response to the recommendations of the Tactical Allocation Model. Frequent trading may result in a high portfolio turnover rate and higher fund expenses due to transaction costs.


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INVESTING IN THE FUND

PURCHASES, REDEMPTIONS AND EXCHANGES

Shares of the fund are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the fund - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The fund offers both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by the fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The fund pays this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of the fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The fund and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time.


PRICING AND VALUATION

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. The fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board of trustees. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.


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MANAGEMENT

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On March 31, 1999, Mitchell Hutchins was adviser or sub-adviser to 33 investment companies with 75 separate funds and aggregate assets of approximately $48.3 billion.

The fund paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the annual contract rate of 0.50% based on average daily net assets.

The fund has received an exemptive order from the SEC to permit the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. The fund's shareholders must approve this policy before the board may implement it. As of the date of this Prospectus, the fund's shareholders have not done so.


PORTFOLIO MANAGER

T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his management responsibilities for the fund since its inception.

Mr. Barneby is a managing director and chief investment officer -- quantitative investments of Mitchell Hutchins. He rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.


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DIVIDENDS AND TAXES
-------------------

DIVIDENDS

Dividends and distributions are paid in additional shares of the fund unless the shareholder requests otherwise.

The fund normally declares and pays dividends and distributes any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.


TAXES

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity or variable life contracts. These accounts generally are not subject to tax on dividends from the fund or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the fund and

o    the holders of contracts funded through those separate accounts.

The fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated assets accounts used to fund variable annuity or variable life contracts. Failure of the fund to do so would result in taxation of the insurance company issuing the variable annuity or variable life contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for information or for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.


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FINANCIAL HIGHLIGHTS
--------------------

The following financial highlights table is intended to help you understand the fund's financial performance for the fiscal period from September 28, 1998 (commencement of operations) through December 31, 1998. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-986-0088.

Please note that no Class I shares were outstanding during the period shown. The information shown below for Class H shares should not be considered indicative of the results the Class I shares would have achieved had they been outstanding during these periods because Class I shares have higher expenses.

The information in this table pertains only to the fund and does not reflect charges related to the insurance company separate accounts that fund variable annuity or variable life contracts. See the appropriate contract prospectus for information concerning these charges.


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TACTICAL ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------
                                                                    CLASS H
                                                               -----------------
                                                                FOR THE PERIOD
                                                                 SEPTEMBER 28,
                                                                 1998+ THROUGH
                                                               DECEMBER 31, 1998
                                                               -----------------

Net asset value, beginning of period...........................       $ 12.00
                                                                      -------
Net investment income..........................................          0.02
Net realized and unrealized gains from investments.............          2.99
                                                                         ----
Net increase from investment operations........................          3.01
                                                                        -----
Dividends from net investment income...........................         (0.02)
Distributions from net realized gains from investments.........         (0.08)
                                                                       -------
Total dividends and distributions..............................         (0.10)
                                                                       -------
Net asset value, end of period.................................       $ 14.91
                                                                       ======
Total investment return(1).....................................         24.98%
                                                                       ======
Ratios/Supplemental data:
Net assets, end of period (000's)..............................      $ 22,494
Expenses to average net assets.................................          0.95%*
Net investment income to average net assets....................          0.77%*
Portfolio turnover rate........................................             6%
-------------------

+    Commencement of operations

*    Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for the period has not been annualized.


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If you want more information about the fund, the following documents are available free upon request:


      ANNUAL/SEMI-ANNUAL REPORTS:

      Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.


      STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

      The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the fund, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the fund directly at 1-800-986-0088.

You may review and copy information about the fund, including annual and semi-annual reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the fund:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330

o     Free, from the SEC's Internet website at: http://www.sec.gov



















Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919



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